Other payables and accruals - Contract liabilities (Detail) - CNY (¥) ¥ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Other payables and accruals
Deferred income	¥ 1,843	¥ 3,342
Others	372	657
Total contract liabilities	¥ 55,628	101,053
Deferred income validity term	6 months
Customer to purchase energy solutions
Other payables and accruals
Advances	¥ 9,513	51,926
Customers for charging services discount packages
Other payables and accruals
Advances	26,384	32,446
Platform users
Other payables and accruals
Advances	¥ 17,516	¥ 12,682